UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       8/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             139

Form 13F Information Table Value Total:  $      416,956
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                COM            88579Y101    10016   105598 SH       SOLE                105598      0    0
AES Trust III                         PFD            00808N202     1793    36441 SH       SOLE                 36441      0    0
AGL Res                               COM            001204106      791    19431 SH       SOLE                 19431      0
AT&T Inc.                             COM            00206r102      364    11587 SH       SOLE                 11587      0    0
Amer Electric Power Co.               COM            025537101     1522    40398 SH       SOLE                 40398      0    0
American Express Co.                  COM            025816109    11863   229453 SH       SOLE                229453      0
Annaly Mortgage Management            COM            035710409     5091   282214 SH       SOLE                282214      0
Apartment Invest. & Mgt. Pfd. Y       PFD            03748R796      310    12300 SH       SOLE                 12300      0
Ares Capital Corporation              COM            04010L103     3928   244425 SH       SOLE                244425      0
Atlantic Power Corp.                  COM            04878Q863      715    46971 SH       SOLE                 46971      0
Atmos Energy Corp.                    COM            049560105     1950    58635 SH       SOLE                 58635      0    0
Automatic Data Process.               COM            053015103    12904   244954 SH       SOLE                244954      0
BB&T Cap Trust VI Pfd Sec             PFD            05531B201      594    22100 SH       SOLE                 22100      0    0
BCE Inc.                              COM            05534B760      762    19406 SH       SOLE                 19406      0
Bank of America Corp. Prefered L      PFD            060505682      534      533 SH       SOLE                   533      0    0
Bank of America Prefered I            PFD            060505740     1066    44439 SH       SOLE                 44439      0
Bank of New York                      COM            064058100      416    16248 SH       SOLE                 16248      0
Becton Dickinson Co                   COM            075887109     8110    94119 SH       SOLE                 94119      0    0
Berkshire Hathaway Inc. - A           COM            084670108      232        2 SH       SOLE                     2      0
Berkshire Hathaway Inc. - B           COM            084670702    15044   194394 SH       SOLE                194394      0
Biomed Realty Tr PFD A                PFD            09063H206     2882   113438 SH       SOLE                113438      0    0
Black Rock Build America Bd Trust     COM            09248X100     1102    57300 SH       SOLE                 57300      0
Boardwalk Pipeline Partners, LP       COM            096627104      283     9750 SH       SOLE                  9750      0    0
CSX Corp.                             COM            126408103      243     9279 SH       SOLE                  9279      0
Canadian Natural Resources Ltd.       COM            136385101      343     8190 SH       SOLE                  8190      0
CenterPoint Energy                    COM            15189T107      630    32548 SH       SOLE                 32548      0    0
Chevrontexaco Corp.                   COM            166764100     1028     9999 SH       SOLE                  9999      0    0
Cigna Corp.                           COM            125509109      455     8856 SH       SOLE                  8856      0
Cisco Systems Inc.                    COM            17275r102     6068   388732 SH       SOLE                388732      0
Coca Cola Company                     COM            191216100      229     3400 SH       SOLE                  3400      0
Comcast Corp. 6.6% Pfd.               PFD            20030N507     1051    40860 SH       SOLE                 40860      0
Comcast Corp. 6.8% Pfd.               PFD            20030N408      721    28405 SH       SOLE                 28405      0
Comcast Corp. 7.0% Pfd.               PFD            20030N309      529    20750 SH       SOLE                 20750      0
Commonwealth Reit Preferred P         PFD            203233606     1113    44525 SH       SOLE                 44525      0
Compass Minerals International        COM            20451N101     5717    66427 SH       SOLE                 66427      0    0
ConocoPhillips                        COM            20825C104      726     9650 SH       SOLE                  9650      0
Constellation Energy Preferred A      PFD            210387205      233     8580 SH       SOLE                  8580      0
Corts Provident Trust 1 Pfd.          PFD            22080X203      505    18830 SH       SOLE                 18830      0
Cross Timbers Royalty Trust           COM            22757R109     1122    25090 SH       SOLE                 25090      0
Danaher Corp. Del                     COM            235851102      695    13110 SH       SOLE                 13110      0
Devon Energy Corp.                    COM            25179M103     9604   121859 SH       SOLE                121859      0
Diageo PLC ADR                        COM            25243Q205    12738   155590 SH       SOLE                155590      0
Dominion Resources Inc.               COM            25746U109     2947    61048 SH       SOLE                 61048      0
DuPont Fabros Tech Inc. PFD A         PFD            26613Q205     1927    76178 SH       SOLE                 76178      0    0
Duke Energy Corp.                     COM            26441C105     2257   119885 SH       SOLE                119885      0    0
Eaton Vance Tax                       COM            27829F108      191    18250 SH       SOLE                 18250      0
Enbridge Energy Mgmt                  COM            29250X103     2920    94498 SH       SOLE                 94498      0
Enbridge Energy Ptrs. LP              COM            29250R106     1193    39664 SH       SOLE                 39664      0
Energy Transfer Equity L.P.           COM            29273V100      389     8650 SH       SOLE                  8650      0
Energy Transfer Partners              COM            29273R109     4521    92505 SH       SOLE                 92505      0
Enerplus Resources Fund               COM            292766102     1342    42477 SH       SOLE                 42477      0    0
Enterprise Products Pptns Lp          COM            293792107     1935    44792 SH       SOLE                 44792      0    0
Exelon Corp.                          COM            30161N101     6591   153855 SH       SOLE                153855      0
ExxonMobil Corp.                      COM            30231G102    13623   167402 SH       SOLE                167402      0
Felcor Lodging Trust Inc. Pfd. A      PFD            31430F200     1687    64625 SH       SOLE                 64625      0
Felcor Lodging Trust Inc. Pfd. C      PFD            31430F507     1379    52322 SH       SOLE                 52322      0
Frontier Communications Corp.         COM            35906A108      195    24124 SH       SOLE                 24124      0
General Dynamics Corp.                COM            369550108     2849    38232 SH       SOLE                 38232      0
General Electric Co.                  COM            369604103     8237   436728 SH       SOLE                436728      0
General Mills Inc.                    COM            370334104     2100    56416 SH       SOLE                 56416      0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Google Inc. Cl A                      COM            38259p508     5355    10576 SH       SOLE                 10576      0    0
Great Plains Energy Inc.              COM            391164100      692    33374 SH       SOLE                 33374      0
HSBC USA Inc. Series G Dep Shares     PFD            404288H88      996    42220 SH       SOLE                 42220      0    0
HSBC USA, Inc. Preferred D            PFD            40428H706     1628    64744 SH       SOLE                 64744      0
Hersha Hospitality Trust Pfd. A       PFD            427825203      242     9700 SH       SOLE                  9700      0
Huaneng Power International           COM            443304100      625    29326 SH       SOLE                 29326      0    0
Intel Corp.                           COM            458140100     5262   237447 SH       SOLE                237447      0    0
International Business Machines Corp. COM            459200101      421     2453 SH       SOLE                  2453      0    0
Ishares Emerging Markets Fund         COM            464287234      493    10367 SH       SOLE                 10367      0    0
Ishares MSCI Japan Index Fund         COM            464286848     5105   489475 SH       SOLE                489475      0    0
Johnson & Johnson                     COM            478160104    11988   180212 SH       SOLE                180212      0    0
Kinder Morgan Energy Ptrs.            COM            494550106     3875    53370 SH       SOLE                 53370      0    0
Kinder Morgan Mgmt.                   COM            49455U100     6287    95856 SH       SOLE                 95856      0    0
Linn Energy, LLC                      COM            536020100      391    10000 SH       SOLE                 10000      0    0
Lowe's Companies Inc.                 COM            548661107     9785   419785 SH       SOLE                419785      0    0
MFA Mortgage Investments Pfd. A       PFD            55272X201      376    14800 SH       SOLE                 14800      0    0
Magellan Midstream Partners LP COM    COM            559080106      248     4150 SH       SOLE                  4150      0    0
Markel Corp.                          COM            570535104      404     1019 SH       SOLE                  1019      0    0
Medtronic Inc.                        COM            585055106     2201    57128 SH       SOLE                 57128      0    0
Methanex Corp.                        COM            59151K108     1004    31990 SH       SOLE                 31990      0    0
Microsoft Corp.                       COM            594918104     9927   381789 SH       SOLE                381789      0    0
National Grid PLC ADR                 COM            636274300     3437    69539 SH       SOLE                 69539      0    0
Noble Corp.                           COM            H5833N103     5189   131678 SH       SOLE                131678      0    0
Norfolk Southern Corp.                COM            655844108      206     2747 SH       SOLE                  2747      0    0
Novartis AG ADR                       COM            66987V109    14229   232847 SH       SOLE                232847      0    0
Nstar                                 COM            67019E107     1181    25693 SH       SOLE                 25693      0    0
Nustar Energy LP                      COM            67058H102      255     3946 SH       SOLE                  3946      0    0
Nuveen Build Amer Bd Opp Fd           COM            67074Q102      382    19017 SH       SOLE                 19017      0    0
Nuveen Floating Rate Income Fund      COM            67072T108     1114    91272 SH       SOLE                 91272      0    0
Oneok Inc.                            COM            682680103      506     6840 SH       SOLE                  6840      0    0
Owens & Minor                         COM            690732102      248     7200 SH       SOLE                  7200      0    0
P S Business Parks, Inc. PFD H        PFD            69360J875      428    17040 SH       SOLE                 17040      0    0
PNC Financial Serivices Group         PFD            69350H202      459    18250 SH       SOLE                 18250      0    0
Penn West Energy Trust                COM            707887105     1557    67458 SH       SOLE                 67458      0    0
Pepsico Inc.                          COM            713448108      702     9967 SH       SOLE                  9967      0    0
Pfizer Inc.                           COM            717081103     8551   415091 SH       SOLE                415091      0    0
Philip Morris International           COM            718172109      208     3108 SH       SOLE                  3108      0    0
Plains All American Pipeline Lp       COM            726503105      290     4525 SH       SOLE                  4525      0    0
Potomac Electric Pwr Co.              COM            713291102      490    24968 SH       SOLE                 24968      0    0
Procter & Gamble Co.                  COM            742718109    12702   199807 SH       SOLE                199807      0    0
Provident Energy Trust                COM            74386V100     3604   403597 SH       SOLE                403597      0    0
Prudential Financial Inflation        PFD            744320409     1940    67819 SH       SOLE                 67819      0    0
Public Storage PFD M                  PFD            74460D232      458    17773 SH       SOLE                 17773      0    0
Public Storage Preferred G            PFD            74460D364      242     9560 SH       SOLE                  9560      0    0
Public Storage Prf K                  PFD            74460D273      261    10350 SH       SOLE                 10350      0    0
Range Resources Corporation           COM            75281A109     4543    81861 SH       SOLE                 81861      0    0
SPDR Barklays Capital High Yield Bond COM            78464A417     1511    37580 SH       SOLE                 37580      0    0
Santander Finance Preferred A         PFD            80281R888     2917   150046 SH       SOLE                150046      0    0
Schlumberger Ltd.                     COM            806857108      280     3240 SH       SOLE                  3240      0    0
Spectra Energy                        COM            847560109     4363   159162 SH       SOLE                159162      0    0
Steel Dynamics, Inc.                  COM            858119100     2866   176357 SH       SOLE                176357      0    0
Sun Hydraulics Corp.                  COM            866942105      770    16100 SH       SOLE                 16100      0    0
Sunstone Hotel Investors Pfd. A       PFD            867892200     1173    47990 SH       SOLE                 47990      0    0
TC Pipelines LP                       COM            87233q108      663    13885 SH       SOLE                 13885      0    0
Telefonica SA ADR                     COM            879382208     4368   178374 SH       SOLE                178374      0    0
Terex Corp.                           COM            880779103     4655   163614 SH       SOLE                163614      0    0
Thermo Fisher Scientific Inc.         COM            883556102     9271   143986 SH       SOLE                143986      0    0
Tupperware Corp.                      COM            899896104     4850    71904 SH       SOLE                 71904      0    0
United Parcel Service - B             COM            911312106     9273   127150 SH       SOLE                127150      0    0
Unumprovident Corp.                   COM            91529Y106      461    18100 SH       SOLE                 18100      0    0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Vanguard Emerging Markets Stock ETF   COM            922042858      251     5167 SH       SOLE                  5167      0    0
Veolia Environment                    COM            92334N103      917    32350 SH       SOLE                 32350      0    0
Verizon Communications                COM            92343v104     3932   105612 SH       SOLE                105612      0    0
Virginia Commerce Banccorp Inc.       COM            92778Q109      259    43805 SH       SOLE                 43805      0    0
Vodaphone Group ADR                   COM            92857W209      668    25001 SH       SOLE                 25001      0    0
Wal-Mart Stores Inc.                  COM            931142103     6284   118259 SH       SOLE                118259      0    0
Walgreen Company                      COM            931422109      369     8679 SH       SOLE                  8679      0    0
Weight Watchers Int'l.                COM            948626106      756    10022 SH       SOLE                 10022      0    0
Wellpoint Inc.                        COM            94973V107    10946   138960 SH       SOLE                138960      0    0
Wells Fargo & Co.                     COM            949746101      312    11119 SH       SOLE                 11119      0    0
Wells Fargo & Co. Pfd A               PFD            949746804     4630     4370 SH       SOLE                  4370      0    0
Westar Energy Inc.                    COM            95709T100     2362    87780 SH       SOLE                 87780      0    0
Western Union Co.                     COM            959802109    10166   507535 SH       SOLE                507535      0    0
Wisdom Tree Pacific ex-Jap ETF        COM            97717W810      309     4575 SH       SOLE                  4575      0    0
WisdomTree Emerging Markets           COM            97717W315    11155   182921 SH       SOLE                182921      0    0
WisdomTree Intl Lg-Cap Div            COM            9717W794       229     4795 SH       SOLE                  4795      0    0
Xcel Energy Inc.                      COM            98389B100     1580    65032 SH       SOLE                 65032      0    0
Zimmer Holdings Inc.                  COM            98956P102     1317    20832 SH       SOLE                 20832      0    0
iShares Barclay 1-3 Year Credit Bond  COM            464288646      301     2870 SH       SOLE                  2870      0    0